Earnings Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Net income from continuing operations									$ 5,686	$ 4,847	$ 4,831
Net income from discontinued operations									35	283	148
Net income attributable to common shareowners	$ 1,463	$ 1,432	$ 1,560	$ 1,266	$ 2,057	$ 1,415	$ 1,328	$ 330	$ 5,721	$ 5,130	$ 4,979
Basic shares									901,000,000	895,200,000	892,300,000
Stock Awards									14,100,000	11,400,000	14,500,000
Diluted shares									915,100,000	906,600,000	906,800,000
Net income from continuing operations attributable to common shareowners									$ 6.31	$ 5.41	$ 5.41
Income from Discontinuing Operations Per Basic Share									$ 0.04	$ 0.32	$ 0.17
Net income attributable to common shareowners	$ 1.62	$ 1.59	$ 1.73	$ 1.40	$ 2.28	$ 1.58	$ 1.49	$ 0.37	$ 6.35	$ 5.73	$ 5.58
Net income from continuing operations attributable to common shareowners									$ 6.21	$ 5.35	$ 5.33
Income from Discontinuing Operations Per Diluted Share									$ 0.04	$ 0.31	$ 0.16
Net income attributable to common shareowners	$ 1.60	$ 1.57	$ 1.71	$ 1.39	$ 2.26	$ 1.56	$ 1.47	$ 0.36	$ 6.25	$ 5.66	$ 5.49
Outstanding stock awards excluded from the computation of diluted earnings per share									0	4,700,000	0